LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Recorded investment in past due loans by class of loans
Nonaccrual	$ 3,271	$ 3,805
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	588	444
60-89 Days Past Due	374	276
Greater than 90 Days Past Due	1,421	2,147
Total Past Due	2,383	2,867
Loans Not Past Due	118,087	117,668
Total	120,470	120,535
One-to-four-family
Recorded investment in past due loans by class of loans
Nonaccrual	1,565	2,056
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	575	330
60-89 Days Past Due	328	235
Greater than 90 Days Past Due	851	1,760
Total Past Due	1,754	2,325
Loans Not Past Due	95,547	91,928
Total	97,301	94,253
Multi-family and commercial
Recorded investment in past due loans by class of loans
Nonaccrual	1,542	1,574
Aging of recorded investment in past due loans by class of loans
Greater than 90 Days Past Due	524	305
Total Past Due	524	305
Loans Not Past Due	12,323	13,672
Total	12,847	13,977
Home equity
Recorded investment in past due loans by class of loans
Nonaccrual	164	175
Aging of recorded investment in past due loans by class of loans
30-59 Days Past Due	13	114
60-89 Days Past Due	46	41
Greater than 90 Days Past Due	46	82
Total Past Due	105	237
Loans Not Past Due	10,036	11,892
Total	10,141	12,129
Consumer and other
Aging of recorded investment in past due loans by class of loans
Loans Not Past Due	181	176
Total	$ 181	$ 176